STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
STOCK OPTION PLAN
14.	STOCK OPTION PLAN

The Company has an Employee Stock Option Plan (“ESOP”) that is administered by the Board of Directors of the Company. The Board of Directors establishes expiry dates and exercise prices (at not less than market price, determined by recent transactions) at the date of grant. Options under the Plan remain exercisable in increments of 1/3 being exercisable on each of the first, second and third anniversaries from the date of grant, except as otherwise approved by the Board of Directors. The maximum number of common shares reserved for issuance for options that may be granted under the Plan is equal to 10% of the issued and outstanding common shares. The following is a summary of the changes in the Company’s ESOP options during the period:

	Options issued	Weighted Average exercise price
December 31, 2016	-	$-
Options granted	3,670,500	3.40
Options forfeited	(119,500)	2.11
Options exercised	(25,000)	2.00
December 31, 2017	3,526,000	$3.45

December 31, 2017	3,526,000	$3.45
Options granted	2,854,500	8.17
Options forfeited	(1,467,836)	5.38
Options exercised	(798,101)	2.29
December 31, 2018	4,114,563	$7.59

The weighted average fair value of common shares issued during the year ended December 31, 2018 was $9.28 at time of exercise of options.

The following is a summary of the outstanding stock options as at December 31, 2018.

Options Outstanding			Options Exercisable
Number Outstanding	Weighted Average Remaining Contractual Life (years)	Exercise Price per share	Number Exercisable	Exercise Price per share
1,270,722	8.7	$0.00 - $3.50	520,702	$0.00 - $3.50
429,841	9.2	$3.51 - $6.72	46,831	$3.51 - $6.72
634,000	9.3	$6.73 - $9.00	96,317	$6.73 - $9.00
1,780,000	9.7	$9.01 - $11.88	425,000	$9.01 - $11.88
4,114,563	9.3	$7.59	1,088,850	$6.26

For the year ended December 31, 2018, the Company recorded $8,056,451 (December 31, 2017 - $2,310,678) in share-based compensation expense related to options which are measured at fair value at the date of grant and expensed over the option’s vesting period. In determining the amount of share-based compensation for the year ended December 31, 2018, the Company used the Black-Scholes option pricing model applying the following assumptions to establish the fair value of options granted during the period:

Risk-free interest rate	2.30% - 2.82%
Expected life of options (years)	2.5 - 6.4
Expected annualized volatility	79% - 87%
Expected dividend yield	Nil
Forfeiture rate	6.00%
Exercise price (per share)	$6.70 - $11.88

Volatility was estimated by using the historical volatility of other companies having trading and volatility history that the Company considers comparable. Comparable companies with lower volatilities have been used for options granted by the Company after it was listed publicly. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate was based on the zero-coupon Canada government bonds with a remaining term equal to the expected life of the options.